Share-based compensation (Share Option Activity - 2007 Plan and 2015 Long Term Incentive Plan) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Aggregate Intrinsic Value
Common stock, closing share price	$ 2.48
2007 Plan [Member]
Number of Options
Granted	0
Exercised	1,746	40,000	33,000
Weighted Average Exercise Price
Granted	$ 0
Weighted Remaining Contractual Life (Years)
Granted	0 years
Aggregate Intrinsic Value
Granted	$ 0
Total fair value of options vested	$ 362,487	$ 633,113	$ 1,206,372
2007 Plan [Member] | Employee Stock Option [Member]
Aggregate Intrinsic Value
Total unrecognized compensation cost, recognition period	1 year 10 months 6 days
Total unrecognized compensation cost	$ 74,622
2007 Plan [Member] | 7.0 (exercise price) [Member]
Number of Options
Outstanding	792,056
Outstanding	792,056	792,056
Exercisable at December 31, 2016	792,056
Weighted Average Exercise Price
Outstanding	$ 7.00
Outstanding	7.00	$ 7.00
Exercisable at December 31, 2016	$ 7.00
Weighted Remaining Contractual Life (Years)
Outstanding	9 months 29 days	1 year 9 months 29 days
Exercisable at December 31, 2016	9 months 29 days
Aggregate Intrinsic Value
Outstanding	$ 0
Outstanding	0	$ 0
Exercisable at December 31, 2016	$ 0
2007 Plan [Member] | 2.975 (exercise price) [Member]
Number of Options
Outstanding	180,000
Outstanding	180,000	180,000
Exercisable at December 31, 2016	180,000
Weighted Average Exercise Price
Outstanding	$ 2.975
Outstanding	2.975	$ 2.975
Exercisable at December 31, 2016	$ 2.975
Weighted Remaining Contractual Life (Years)
Outstanding	1 year 6 months	2 years 6 months
Exercisable at December 31, 2016	1 year 6 months
Aggregate Intrinsic Value
Outstanding	$ 0
Outstanding	0	$ 0
Exercisable at December 31, 2016	$ 0
2007 Plan [Member] | 1.87 (exercise price) [Member]
Number of Options
Outstanding	93,334
Exercised	93,334
Outstanding		93,334
Weighted Average Exercise Price
Outstanding	$ 1.87
Exercised	$ 1.87
Outstanding		$ 1.87
Weighted Remaining Contractual Life (Years)
Exercised	0 years
Outstanding		3 years 3 months
Aggregate Intrinsic Value
Outstanding	$ 0
Exercised	$ 72,263
Outstanding		$ 0
2007 Plan [Member] | 1.21 (exercise price) [Member]
Number of Options
Outstanding	754,000
Exercised	530,600
Outstanding	754,000	754,000
Exercisable at December 31, 2016	754,000
Weighted Average Exercise Price
Outstanding	$ 1.21
Exercised	1.21
Outstanding	1.21	$ 1.21
Exercisable at December 31, 2016	$ 1.21
Weighted Remaining Contractual Life (Years)
Exercised	0 years
Outstanding	3 years 11 months 12 days	4 years 11 months 12 days
Exercisable at December 31, 2016	3 years 11 months 12 days
Aggregate Intrinsic Value
Outstanding	$ 478,790
Exercised	467,357
Outstanding	957,580	$ 478,790
Exercisable at December 31, 2016	$ 957,580
2007 Plan [Member] | 1.085 (exercise price) [Member]
Number of Options
Outstanding	100,000
Outstanding	100,000	100,000
Exercisable at December 31, 2016	100,000
Weighted Average Exercise Price
Outstanding	$ 1.085
Outstanding	1.085	$ 1.085
Exercisable at December 31, 2016	$ 1.085
Weighted Remaining Contractual Life (Years)
Outstanding	4 years 6 months	5 years 6 months
Exercisable at December 31, 2016	4 years 6 months
Aggregate Intrinsic Value
Outstanding	$ 76,000
Outstanding	139,500	$ 76,000
Exercisable at December 31, 2016	$ 139,500
2007 Plan [Member] | 1.64 (exercise price) [Member]
Number of Options
Outstanding	200,000
Outstanding	200,000	200,000
Exercisable at December 31, 2016	200,000
Weighted Average Exercise Price
Outstanding	$ 1.64
Outstanding	1.64	$ 1.64
Exercisable at December 31, 2016	$ 1.64
Weighted Remaining Contractual Life (Years)
Outstanding	5 years 10 months 13 days	6 years 10 months 13 days
Exercisable at December 31, 2016	5 years 10 months 13 days
Aggregate Intrinsic Value
Outstanding	$ 41,000
Outstanding	168,000	$ 41,000
Exercisable at December 31, 2016	$ 168,000
2007 Plan [Member] | 2.105 (exercise price) [Member]
Number of Options
Outstanding	600,000
Exercised	40,876
Outstanding	559,124	600,000
Exercisable at December 31, 2016	559,124
Weighted Average Exercise Price
Outstanding	$ 2.105
Exercised	2.105
Outstanding	2.105	$ 2.105
Exercisable at December 31, 2016	$ 2.105
Weighted Remaining Contractual Life (Years)
Exercised	0 years
Outstanding	6 years 6 months	7 years 6 months
Exercisable at December 31, 2016	6 years 6 months
Aggregate Intrinsic Value
Outstanding	$ 0
Exercised	17,176
Outstanding	209,672	$ 0
Exercisable at December 31, 2016	$ 209,672
2007 Plan [Member] | 2.86 (exercise price) [Member]
Number of Options
Outstanding	600,000
Outstanding	600,000	600,000
Exercisable at December 31, 2016	600,000
Weighted Average Exercise Price
Outstanding	$ 2.86
Outstanding	2.86	$ 2.86
Exercisable at December 31, 2016	$ 2.86
Weighted Remaining Contractual Life (Years)
Outstanding	6 years 8 months 1 day	7 years 8 months 1 day
Exercisable at December 31, 2016	6 years 8 months 1 day
Aggregate Intrinsic Value
Outstanding	$ 0
Outstanding	0	$ 0
Exercisable at December 31, 2016	$ 0
2007 Plan [Member] | 1.21 (exercise price) [Member]
Number of Options
Outstanding	873,000
Outstanding	342,400	873,000
Exercisable at December 31, 2016	342,400
Weighted Average Exercise Price
Outstanding	$ 1.21
Outstanding	1.21	$ 1.21
Exercisable at December 31, 2016	$ 1.21
Weighted Remaining Contractual Life (Years)
Outstanding	7 years 6 months	8 years 6 months
Exercisable at December 31, 2016	7 years 6 months
Aggregate Intrinsic Value
Outstanding	$ 554,355
Outstanding	434,848	$ 554,355
Exercisable at December 31, 2016	$ 434,848
2007 Plan [Member] | 1.255(exercise price) [Member]
Number of Options
Outstanding	200,000
Exercised	200,000
Outstanding		200,000
Weighted Average Exercise Price
Outstanding	$ 1.255
Exercised	$ 1.255
Outstanding		$ 1.255
Weighted Remaining Contractual Life (Years)
Exercised	0 years
Outstanding		9 years 1 month 28 days
Aggregate Intrinsic Value
Outstanding	$ 118,000
Exercised	$ 270,374
Outstanding		$ 118,000
2007 Plan [Member] | 1.605(exercise price) [Member]
Number of Options
Outstanding	600,000
Exercised	200,000
Forfeited	400,000
Outstanding		600,000
Weighted Average Exercise Price
Outstanding	$ 1.605
Exercised	1.605
Forfeited	$ 1.605
Outstanding		$ 1.605
Weighted Remaining Contractual Life (Years)
Forfeited	0 years
Outstanding		9 years 3 months 7 days
Aggregate Intrinsic Value
Outstanding	$ 144,000
Exercised	207,269
Forfeited	$ 0
Outstanding		$ 144,000
2007 Plan [Member] | 1.71(exercise price) [Member]
Number of Options
Outstanding	1,200,000
Exercised	400,000
Forfeited	800,000
Outstanding		1,200,000
Weighted Average Exercise Price
Outstanding	$ 1.71
Exercised	1.71
Forfeited	$ 1.71
Outstanding		$ 1.71
Weighted Remaining Contractual Life (Years)
Forfeited	0 years
Outstanding		9 years 6 months
Aggregate Intrinsic Value
Outstanding	$ 162,000
Exercised	382,836
Forfeited	$ 0
Outstanding		$ 162,000
2007 Plan [Member] | 1.39(exercise price) [Member]
Number of Options
Outstanding	200,000
Forfeited	200,000
Outstanding		200,000
Weighted Average Exercise Price
Outstanding	$ 1.39
Forfeited	$ 1.39
Outstanding		$ 1.39
Weighted Remaining Contractual Life (Years)
Forfeited	0 years
Outstanding		9 years 9 months
Aggregate Intrinsic Value
Outstanding	$ 91,000
Forfeited	$ 0
Outstanding		$ 91,000
2007 Plan [Member] | 1.81(exercise price) [Member]
Number of Options
Outstanding	200,000
Exercised	66,000
Outstanding	134,000	200,000
Weighted Average Exercise Price
Outstanding	$ 1.81
Exercised	1.81
Outstanding	$ 1.81	$ 1.81
Weighted Remaining Contractual Life (Years)
Exercised	0 years
Outstanding	8 years 10 months 6 days	9 years 10 months 6 days
Aggregate Intrinsic Value
Outstanding	$ 7,000
Exercised	48,858
Outstanding	$ 89,780	$ 7,000
2015 Plan [Member]
Number of Options
Granted	0
Weighted Average Exercise Price
Granted	$ 0
Weighted Remaining Contractual Life (Years)
Granted	0 years
Aggregate Intrinsic Value
Granted	$ 0
Common stock, closing share price	$ 2.48
Total fair value of options vested	$ 952,941	$ 639,524
2015 Plan [Member] | Employee Stock Option [Member]
Aggregate Intrinsic Value
Total unrecognized compensation cost, recognition period	1 year 6 months
Total unrecognized compensation cost	$ 1,051,494
2015 Plan [Member] | 1.71(exercise price) [Member]
Number of Options
Outstanding	81,600
Exercised	628,328
Forfeited	1,155,072
Outstanding	81,600	81,600
Exercisable at December 31, 2016	27,200
Weighted Average Exercise Price
Outstanding	$ 1.71
Exercised	1.71
Forfeited	1.71
Outstanding	1.71	$ 1.71
Exercisable at December 31, 2016	$ 1.71
Weighted Remaining Contractual Life (Years)
Exercised	0 years
Forfeited	0 years
Outstanding	8 years 6 months 29 days	9 years 6 months 29 days
Exercisable at December 31, 2016	8 years 6 months 29 days
Aggregate Intrinsic Value
Outstanding	$ 11,016
Exercised	544,274
Forfeited	0
Outstanding	62,832	$ 11,016
Exercisable at December 31, 2016	$ 20,944
2015 Plan [Member] | 1.71(exercise price) [Member]
Number of Options
Outstanding	6,574,600
Outstanding	4,791,200	6,574,600
Exercisable at December 31, 2016	1,563,192
Weighted Average Exercise Price
Outstanding	$ 1.71
Outstanding	1.71	$ 1.71
Exercisable at December 31, 2016	$ 1.71
Weighted Remaining Contractual Life (Years)
Outstanding	8 years 6 months	9 years 6 months
Exercisable at December 31, 2016	8 years 6 months
Aggregate Intrinsic Value
Outstanding	$ 887,571
Outstanding	3,689,224	$ 887,571
Exercisable at December 31, 2016	$ 1,203,658